Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
13.	Leases
The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are five years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases and the Group has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at
 5.7%,
the Group’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.
Information related to operating leases as of December 31, 2020 and 2021 are as follows (in thousands, except for percentages and years).

	As of December 31,	As of December 31,
	2020	2021
Assets
Operating lease right of use assets, net	82,488	9,283
Liabilities
Operating lease liabilities, current	31,845	9,880
Operating lease liabilities, non-current	56,903	226
Weighted average remaining lease term (years)	3.20	0.92
Weighted average discount rate	5.70%	5.70%
Information related to operating lease activity during the year ended December 31, 2020 and 2021 are as follows:

	As of December 31,	As of December 31,
	2020	2021
Operating lease rental expense
Amortization of right of use assets	31,177	19,123
Expense for short-term leases within 12 months	1,743	341
Interest of lease liabilities	6,182	2,995

	39,102	22,459

Supplemental cash flow information related to leases was as follows:

	For the Year ended December 31,	For the Year ended December 31,
	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payment	29,706	27,556
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	1,330	1,335

Maturities of lease liabilities are as follows:

As of December 31,
2021
2022	10,070
2023	195
2024	35

Total undiscounted lease payment	10,300
Less: imputed interest	(194)

Total lease liabilities	10,106